Pensions - Sensitivity Analysis of Present Value of Defined Benefit Obligations Effected by Changes of Significant Actuarial Assumptions (Detail) - TWD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage increase in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to increase in assumption	$ (29,114)	$ (27,993)
Percentage decrease in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to decrease in assumption	$ 30,434	$ 29,284
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage increase in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to increase in assumption	$ 29,471	$ 28,501
Percentage decrease in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to decrease in assumption	$ (28,365)	$ (27,407)